Cost of revenue (exclusive of depreciation and amortization) (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of revenue (exclusive of depreciation and amortization)
Transaction costs	₽ 9,324	₽ 6,756	₽ 6,490
Payroll and related taxes	4,176	2,059	1,377
Other expenses	1,629	948	779
Total cost of revenue (exclusive of depreciation and amortization)	₽ 15,129	₽ 9,763	₽ 8,646